PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property Plant and Equipment Disclosure [Text Block]
9.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consist of the following:

	December 31,
	2012	2011

Buildings	$1,138,907	$963,534
Plant equipment	10,062,804	4,609,100
Office equipment	206,115	179,817
Motor vehicles	747,835	634,536
	12,155,661	6,386,987
Less: Accumulated depreciation	(3,242,916)	(2,635,328)
	$8,912,745	$3,751,659

Depreciation expense for the years ended December 31, 2012, 2011 and 2010 amounted to $574,252, $395,505 and $197,769 respectively.

The buildings, plant and equipment are pledged as collateral to Shanghai Pudong Development Bank ("SPDB") for the bank loans.

TOFA has the right to use its property from 2002 to 2052 under the terms of Property Certificate issued to TOFA by the Chinese government.